Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	AMERICAN BALANCED FUND
Entity Central Index Key	0000004568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 17, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Mar. 01, 2021
AMERICAN BALANCED FUND | Class A
Prospectus:
Trading Symbol	ABALX
AMERICAN BALANCED FUND | Class 529-F-3
Prospectus:
Trading Symbol	FBONX
AMERICAN BALANCED FUND | Class 529-F-2
Prospectus:
Trading Symbol	FBAFX
AMERICAN BALANCED FUND | Class T
Prospectus:
Trading Symbol	TABFX
AMERICAN BALANCED FUND | Class 529-T
Prospectus:
Trading Symbol	TAFBX
AMERICAN BALANCED FUND | Class F-3
Prospectus:
Trading Symbol	AFMBX
AMERICAN BALANCED FUND | Class R-5E
Prospectus:
Trading Symbol	RLEFX
AMERICAN BALANCED FUND | Class R-2E
Prospectus:
Trading Symbol	RAMHX
AMERICAN BALANCED FUND | Class R-6
Prospectus:
Trading Symbol	RLBGX
AMERICAN BALANCED FUND | Class F-2
Prospectus:
Trading Symbol	AMBFX
AMERICAN BALANCED FUND | Class 529-F-1
Prospectus:
Trading Symbol	CLBFX
AMERICAN BALANCED FUND | Class 529-E
Prospectus:
Trading Symbol	CLBEX
AMERICAN BALANCED FUND | Class 529-C
Prospectus:
Trading Symbol	CLBCX
AMERICAN BALANCED FUND | Class 529-A
Prospectus:
Trading Symbol	CLBAX
AMERICAN BALANCED FUND | Class F-1
Prospectus:
Trading Symbol	BALFX
AMERICAN BALANCED FUND | Class C
Prospectus:
Trading Symbol	BALCX
AMERICAN BALANCED FUND | Class R-5
Prospectus:
Trading Symbol	RLBFX
AMERICAN BALANCED FUND | Class R-4
Prospectus:
Trading Symbol	RLBEX
AMERICAN BALANCED FUND | Class R-3
Prospectus:
Trading Symbol	RLBCX
AMERICAN BALANCED FUND | Class R-2
Prospectus:
Trading Symbol	RLBBX
AMERICAN BALANCED FUND | Class R-1
Prospectus:
Trading Symbol	RLBAX